Leases - 10K - Future Fixed Lease Payments for Operating Leases (Details) $ in Thousands	Apr. 30, 2023 USD ($)
Leases [Abstract]
2024	$ 17,116
2025	23,398
2026	17,885
2027	17,131
2028	16,104
Thereafter	68,017
Total lease payments	159,651
Less: interest	(57,526)
Total	$ 102,125